NET FEE AND COMMISSION INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of fee and commission income (expense) [Abstract]
Schedule of Fee and Commission Income

	2021	2020	2019
	£m	£m	£m
Fee and commission income:
Current accounts	634	610	656
Credit and debit card fees	878	748	961
Commercial banking fees	284	169	166
Private banking and asset management	—	1	38
Factoring	76	76	103
Other fees and commissions	323	320	439
Total fee and commission income	2,195	1,924	2,363
Fee and commission expense	(942)	(909)	(1,027)
Net fee and commission income	1,253	1,015	1,336